Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade payables	$ 3,913	$ 3,930
Other payables	6,538	3,002
Refund liabilities	616	674
Accrued operating expenses	8,512	3,686
Deferred government grants	90	92
Total	19,669	11,384	$ 12,934
Non-current
Other accruals	169	149
Deferred government grants	95	188
Deposit	113	76
Total	$ 377	$ 413